Deposits with Restrictions on Use (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Deposits which are restricted in use
Deposits which are restricted in use as of December 31, 2023 and 2022 are summarized as follows:

(In millions of won)
	December 31, 2023		December 31, 2022
Cash and cash equivalents(*)	~~W~~	58	43
Short-term financial instruments(*)		79,500	79,514
Long-term financial instruments(*)		372	375

	~~W~~	79,930	79,932

(*)
Includes the followings: i) deposits restricted in use due to the court’s order for seizure and collection of bonds; and ii) charitable trust fund established by the Group, profits from which shall be donated to charitable institutions. As of December 31, 2023, such deposits and funds cannot be withdrawn before maturity.